RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details)		12 Months Ended
	May 16, 2022	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2022 USD ($)
Related Party Transaction
Amounts due from a related party		¥ 112,360,000		$ 16,290,669
Bellagio Cafe Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction
Percentage of equity interests disposed	83.90%
Yibon
Related Party Transaction
Interest rate percentage		6.00%		6.00%
GTI | Da Niang Dumpling Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction
Percentage of equity interests disposed	100.00%
Hanyuan
Related Party Transaction
Percentage of equity interests disposed			5.00%
Apex
Related Party Transaction
Amounts due from a related party		¥ 110,000,000		$ 15,948,501
Qiwen
Related Party Transaction
Interest rate on loans receivable		7.90%
Loans receivable		¥ 2,360,000		$ 342,168